SHARE OPTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Jul. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share price (in dollars per share)			$ 4.59
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted share options (in shares)				1,170,000
Weighted average exercise price, Exercisable Options (in dollars per share)		$ 8.00	7.40		$ 8.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate (in hundredths)		0.69%
Expected life		3 years 6 months
Expected volatility (in hundredths)		79.80%
Expected dividend yield (in hundredths)		0.00%
Risk free interest rate range				3 years
Share price (in dollars per share)			$ 4.59
Number of shares vested (in shares)			390,000
Number of shares expired or forfeited (in shares)			0
Unrecognized stock compensation expense			$ 1.2	$ 3.3
Compensation expense recognized			$ 2.1	$ 1.4
Weighted average grant date fair value of options granted (in dollars per share)				$ 4.06